Investments in Affiliates	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Non-Consolidated Affiliates
NOTE 7. Investments in Affiliates

Equity in Net Income in Non-Consolidated Affiliates

The Company recorded equity in the net income of non-consolidated affiliates of $2 million for the year ended December 31, 2014, $202 million for the year ended December 31, 2013, and $221 million for the year ended December 31, 2012, respectively.

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Equity in net income of non-consolidated affiliates for the year ended December 31, 2013, includes $27 million representing Visteon's 50% equity interest in a non-cash gain recorded by Yanfeng. The gain resulted from the deconsolidation of YFVE pursuant to Visteon's November 2013, step acquisition to acquire a controlling 51% ownership interest in YFVE. In connection with the deconsolidation, Yanfeng recorded its retained non-controlling interest in YFVE at fair value, which exceeded the carrying value of net assets deconsolidated. The fair value of the retained non-controlling interest in YFVE was determined using financial analysis methodologies including the discounted cash flow analysis and the fair value measurement is classified within level 3 of the fair value hierarchy.

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Equity in net income of non-consolidated affiliates for the year ended December 31, 2012, includes $63 million representing Visteon's equity interest in a non-cash gain recorded by Yanfeng. The gain resulted from the excess of fair value over carrying value of a former equity investee of Yanfeng that was consolidated effective June 1, 2012, pursuant to changes in the underlying joint venture agreement. The fair value was determined using financial analysis methodologies including the discounted cash flow analysis and the fair value measurement is classified within level 3 of the fair value hierarchy.

The Company monitors its investments in affiliates for indicators of other-than-temporary declines in value on an ongoing basis. If the Company determines that an “other-than-temporary” decline in value has occurred, an impairment loss will be recorded, which is measured as the difference between the recorded book value and the fair value of the investment. During 2012, the Company determined that an other-than-temporary decline in the value of its investment in Visteon TYC Corporation ("VTYC") had occurred based on anticipated sale transaction proceeds and recorded an impairment of $5 million. In January 2013, the Company completed the sale of its 50% equity interest in VTYC for proceeds of approximately $17 million and no additional gain or loss was recorded on the sale. Included in the Company’s retained earnings is undistributed income of non-consolidated affiliates accounted for under the equity method of approximately $8 million and $18 million at December 31, 2014 and 2013, respectively.

Investments in Non-Consolidated Affiliates

Investments in non-consolidated affiliates were $99 million and $165 million at December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, non-consolidated affiliates accounted for under the equity method totaled $56 million and $126 million while non-consolidated affiliates accounted for under the cost method totaled $43 million and $39 million, respectively. Effective December 17, 2013, the Company changed from the equity method to the cost method of accounting for certain affiliates in connection with the closing of the sale of its 50% ownership interest in Yanfeng, including Yanfeng Visteon Jinqiao Automotive Trim Systems Co., Ltd.
A summary of the Company's investments in non-consolidated affiliates is provided below.

	December 31
	2014	2013
	(Dollars in Millions)
Yanfeng Visteon Electronics (China) Investment Co., Ltd.	$33	$48
Yanfeng Visteon Jinqiao Automotive Trim Systems Co., Ltd.	31	38
Chongqing Changan Visteon Engine Control Systems Co., Ltd.	16	16
OpenSynergy GMBH	7	—
Changchun FAWAY Auto Electronics Co., Ltd.	6	—
YFVE affiliate investments	—	31
Duckyang Industry Co., Ltd.	—	29
Others	6	3
Total investments in non-consolidated affiliates	$99	$165

In April 2014, the Company completed the sale of its 50% ownership interest in Duckyang Industry Co., Ltd. ("Duckyang"), a Korean automotive interiors supplier. In connection with the transaction, the Company received total cash of approximately $31 million, including $6 million of dividends, and recorded a pre-tax gain of approximately $2 million. In June 2013, the Company completed the sale of its 20% equity interest in Dongfeng Visteon Automotive Trim Systems Co., Ltd. ("Dongfeng") for proceeds of approximately $20 million and recognized a gain of approximately $5 million.

Summarized Financial Information for Non-Consolidated Affiliates

Summarized financial data is provided below for the Company’s non-consolidated affiliates accounted for under the equity method for 2013 and 2012. Such investments were not significant in 2014. Amounts included in the tables below represent 100% of the results of operations for such non-consolidated affiliates. Prior to the disposal of Yanfeng, it was considered a significant non-consolidated affiliate and is shown separately in the tables below.

	Net Sales		Gross Margin		Net Income
	December 31		December 31		December 31
	2013	2012	2013	2012	2013	2012
	(Dollars in Millions)
Yanfeng	$8,089	$5,171	$1,160	$782	$334	$369
All other	864	1,302	40	130	64	82
	$8,953	$6,473	$1,200	$912	$398	$451

Yanfeng sales and gross margin for the year ended December 31, 2012 include approximately $1,733 million and $278 million, respectively, related to the results of operations for the five months ended May 31, 2012 of a former equity investee that was consolidated effective June 1, 2012. Yanfeng net income for the years ended December 31, 2013 and 2012 includes approximately $54 million and $130 million, respectively associated with non-cash gains. Net sales for all other affiliates for the years ended December 31, 2013 and 2012 included $764 million and $802 million, respectively related to Duckyang Industry Co., Ltd., which was sold for total cash of $31 million in April 2014.